Taxes - Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Roll Forward of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance as of beginning of year	$ (806,319)	$ (162,974)
Additions of valuation allowance	(856,566)	(738,271)
Reductions of valuation allowance		6,178
Exchange difference	108,016	88,748
Balance as of end of year	$ (1,554,869)	$ (806,319)